P 1/19/06

CONFIDENTIAL TREATMENT

[redacted]

05077014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F CONFIDENTIAL TREATMENT EXPIRED

Form 13F COVER PAGE

RECEIVED
MAY 17 2005

Report for the Calendar Year or Quarter Ended: **March 31, 2005**

Check here if Amendment [ ] : Amendment Number: ____
This Amendment (Check only one.) : [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: **Davidson Kempner Capital Management LLC**
(Formerly known as M.H. Davidson & Co., L.L.C.)
Addres: **885 Third Avenue, Suite 3300**
New York, NY. 10022

Form 13F File Number: **28-4666**

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: **Timothy I. Levart**
Title: **Secretary**
Phone: **212-446-4020**

PROCESSED
AUG 01 2006
THOMSON
FINANCIAL

Signature, Place, and Date of Signing:

[Signature]	NY , NY [City, State]	5/12/05 [Date]

Report Type {Check only one.) :

[X] 13 F HOLDINGS REPORT. {Check here if all holdings of this reporting manager are reported in this report.}

[ ] 13F NOTICE. {Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).}

CONFIDENTIAL TREATMENT

Form 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers ___________0___________

Form 13 F Information Table Entry Total: _________10__________

Form 13 F Information Table Value Total: _____$860,856
(thousands)

List of Other Included Managers:

Provide a numbered list of the name (s) and Form 13 F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

{If there are no entries in this list, state "NONE" and omit the column headings and list entries.}

Form 13 F File Number	Name
28___________________	___________________________
[Repeat as necessary.]	

CONFIDENTIAL TREATMENT

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-__________ ______________________________
[Repeat as necessary]

CONFIDENTIAL TREATMENT REQUESTED
FORM 13F INFORMATION TABLE
REPORT DATE: 3/31/2005
REPORTING MANAGER: DAVIDSON KEMPNER CAPITAL MANAGEMENT LLC

Issuer	Title of Class	Value CUSIP	* $1000	Shares/ PRN Amount	SH/ PRN	PUT/ CALL	Investment Discretion	Other Managers	Voting Authority Sole	Shared	None
ACCREDO HEALTH	CS	00437V104	29,332.63	659,605.00	SH		SOLE		659,605.00		
GILLETTE COMPANY	CS	375766102	123,988.76	2,461,071.00	SH		SOLE		2,461,071.00		
GUIDANT	CS	401698105	178,276.36	2,412,400.00	SH		SOLE		2,412,400.00		
MAGNUM HUNTER RESOURCES	CS	55972F203	6,650.14	412,796.00	SH		SOLE		412,796.00		
NEXTEL COMMUNICATIONS	CS	65332V103	109,483.82	3,852,351.00	SH		SOLE		3,852,351.00		
SUNGUARD DATA SYSTEMS	CS	867363103	10,350.00	300,000.00	SH		SOLE		300,000.00		
TELESYSTEM INT'L WIRELESS INC	CS	879946606	87,759.15	5,750,927.00	SH		SOLE		5,750,927.00		
TOYS R US	CS	892335100	88,531.97	3,436,800.00	SH		SOLE		3,436,800.00		
UNITED DEFENSE INDS INC	CS	91018B104	113,801.00	1,550,000.00	SH		SOLE		1,550,000.00		
VERITAS SOFTWARE	CS	923436109	112,682.23	4,854,900.00	SH		SOLE		4,854,900.00		
			860,856.05								